Shareholders equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 39,398,362	R$ 50,981,180	R$ 48,169,399
Comprehensive (loss) income	84,215	250,775	(344,957)
Ending balance	31,009,632	39,398,362	50,981,180
Income on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(2,436,078)
Comprehensive (loss) income	200,259
Ending balance	(2,235,819)	(2,436,078)
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(2,436,078)	(2,042,427)
Comprehensive (loss) income		(393,651)
Ending balance		(2,436,078)	(2,042,427)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,378,520	841,409
Comprehensive (loss) income	(55,037)	537,111
Ending balance	1,323,483	1,378,520	841,409
Remeasurement gain on defined benefit plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(76,336)	(183,651)
Comprehensive (loss) income	972	107,315
Ending balance	(75,364)	(76,336)	(183,651)
Fair value loss on financial liabilities designated at fair value through the outcome attributable to changes in credit risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance
Comprehensive (loss) income	(61,979)
Ending balance	(61,979)
Loss on measurement of derivative financial instrument
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Comprehensive (loss) income	(15,000)
Ending balance		15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	39,726	39,726
Comprehensive (loss) income
Ending balance	39,726	39,726	39,726
Predecessor adjustments [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,381,798	1,381,798
Comprehensive (loss) income
Ending balance	1,381,798	1,381,798	1,381,798
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	302,630	51,855
Comprehensive (loss) income	69,215	250,775
Ending balance	371,845	302,630	51,855
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	565,855	314,325	567,546
Comprehensive (loss) income	59,699	251,530
Ending balance	625,554	565,855	314,325
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(263,225)	(262,470)
Comprehensive (loss) income	9,516	(755)
Ending balance	R$ (253,709)	R$ (263,225)	R$ (262,470)